Other Operating Expenses	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Operating Expense [Abstract]
Other Operating Expenses
13)	OTHER OPERATING EXPENSES

	For the year ended March 31
Particulars	2016	2017	2018
Payment gateway and other charges	25,019	27,269	50,597
Outsourcing expenses	16,055	16,920	26,158
Travelling and conveyance	3,069	3,537	3,105
Communication	3,600	4,385	5,288
Repairs and maintenance	3,322	4,322	5,300
Rent	2,949	3,831	7,701
Legal and professional*	3,707	11,395	7,894
Website hosting charges	2,243	2,428	6,771
Net loss on disposal of property, plant and equipment	380	46	70
Intangible assets written off	—	—	356
Miscellaneous expenses	7,610	7,452	7,326
Total	67,954	81,585	120,566

Notes: *	Includes USD 144 towards cost related to share based payment for the year ended March 31, 2018.